united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

ACM Dynamic Opportunity Fund

Class A Shares – ADOAX
Class I Shares – ADOIX

Semi - Annual Report
June 30, 2017

1-844-798-3833

www.acm-funds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

*Shareholder letter placeholder*

ACM Dynamic Opportunity Fund
Portfolio Review (Unaudited)
June 30, 2017

The Fund’s performance figures* for the period ended June 30, 2017, compared to its benchmark:

			Since
	6 Months	1 Year	Inception****
ACM Dynamic Opportunity Fund - Class A	9.16%	7.03%	3.85%
ACM Dynamic Opportunity Fund - Class A with load	2.88%	0.86%	1.35%
ACM Dynamic Opportunity Fund - Class I	9.26%	7.27%	4.03%
S&P 500 Total Return Index **	9.34%	17.90%	10.02%
HFRX Equity Hedge Index ***	3.73%	8.07%	0.88%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.40% and 2.15% of average daily net assets attributable to Class A and Class I shares, respectively, per the most recent prospectus. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	Hedge Fund Research (HFRX) Equity Hedge Index. HFRX is the established global leader in the indexation, analysis and research of the hedge fund industry. With over 150 indices ranging from broad composites down to specific, niche areas of sub-strategy and regional investment focus, the HFRX Indices are considered the industry standard benchmarks of hedge fund performance.

****	Inception date is January 20, 2015.

Portfolio Composition as of June 30, 2017	% of Net Assets
Internet	15.0%
Electronics	6.1%
Diversified Financial Services	6.0%
Commercial Services	5.3%
Biotechnology	5.2%
Semiconductors	4.7%
Insurance	4.5%
Banks	4.3%
Machinery Diversified	3.5%
Private Equity	3.3%
Other Sectors and liabilities in excess of other assets - net	42.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Fair Value
	COMMON STOCK - 74.3%
	BANKS - 4.3%
14,500	Citigroup, Inc. ^	$969,760
6,000	Goldman Sachs Group, Inc. ^	1,331,400
		2,301,160
	BIOTECHNOLOGY - 5.2%
12,500	Cambrex Corp. *^	746,875
10,000	Celgene Corp.*^	1,298,700
5,500	Vertex Pharmaceuticals, Inc.*	708,785
		2,754,360
	BUILDING MATERIALS - 1.8%
32,500	Summit Materials, Inc.*^	938,275

	CHEMICALS - 1.5%
9,500	Eastman Chemical Co. ^	797,905

	COMMERCIAL SERVICES - 5.3%
3,000	Global Payments, Inc.	270,960
18,000	HealthEquity, Inc.*	896,940
16,500	TriNet Group, Inc.*	540,210
4,600	United Rentals, Inc.*	518,466
9,000	Vantiv, Inc. - Class A*^	570,060
		2,796,636
	DIVERSIFIED FINANCIAL SERVICES - 6.0%
34,000	Charles Schwab Corp. ^	1,460,640
13,500	Intercontinental Exchange, Inc. ^	889,920
9,000	Visa, Inc.^	844,020
		3,194,580
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
7,500	Advanced Energy Industries, Inc.*	485,175
5,000	Universal Display Corp.	546,250
		1,031,425
	ELECTRONICS - 6.1%
11,000	Applied Optoelectronics, Inc.*	679,690
3,300	Coherent, Inc.*	742,467
12,000	Itron, Inc.*^	813,000
57,000	TTM Technologies, Inc.*	989,520
		3,224,677
	ENGINEERING & CONSTRUCTION - 1.0%
12,000	MasTec, Inc.*	541,800

	HEALTHCARE SERVICES - 0.9%
5,000	ICON PLC*	488,950

	HOME BUILDERS - 1.2%
16,000	MDC Holdings, Inc. ^	565,280

	INSURANCE - 4.5%
22,000	Essent Group Ltd.*^	817,080
17,000	Health Insurance Innovations, Inc.*	399,500
15,500	Primerica, Inc. ^	1,174,125
		2,390,705
	INTERNET - 15.0%
1,500	Alphabet, Inc.*^	1,394,520
1,400	Amazon.com, Inc.*	1,355,200
34,000	Baozun, Inc.*	753,780
8,500	Facebook, Inc.*^	1,283,330
17,000	GrubHub, Inc.*	741,200
500	Priceline Group, Inc.*	935,260
4,500	SINA Corp.*	382,365
9,500	Trade Desk, Inc.*	476,045
9,500	Weibo Corp.*	631,465
		7,953,165

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Shares		Fair Value

	MACHINERY-DIVERSIFIED - 3.5%
6,000	Cognex Corp.	$509,400
4,500	Deere & Co. ^	556,155
6,500	Nordson Corp.	788,580
		1,854,135
	MISCELLANEOUS MANUFACTURING - 2.9%
19,000	Fabrinet*^	810,540
7,500	John Bean Technologies Corp.	735,000
		1,545,540
	PRIVATE EQUITY - 3.3%
36,000	Apollo Global Management LLC - Class A ^	952,200
24,000	Blackstone Group LP ^	800,400
		1,752,600
	RETAIL - 1.7%
3,200	Ulta Beauty, Inc.*^	919,488

	SEMICONDUCTORS - 4.7%
18,000	MaxLinear, Inc.*	502,020
6,500	Microchip Technology, Inc.	501,670
5,000	NVIDIA Corp.^	722,800
4,000	Skyworks Solutions, Inc. (a)	383,800
20,000	Ultra Clean Holdings, Inc.*	375,000
		2,485,290
	SOFTWARE - 2.1%
5,500	Electronic Arts, Inc.*^	581,460
8,500	Veeva Systems, Inc. - Class A*	521,135
		1,102,595
	TRANSPORTATION - 1.3%
12,500	CSX Corp. ^	682,000

	TOTAL COMMON STOCK (Cost $32,978,222)	39,320,566

Contracts
	SCHEDULE OF PUT OPTIONS PURCHASED - 2.3% **
15	Alphabet, Inc.
	Expiration September 2017, Exercise Price $925	54,750
5	Alphabet, Inc.
	Expiration September 2017, Exercise Price $960	27,510
40	Amazon.com
	Expiration August 2017, Exercise Price $960	131,560
140	Applied Opto Electronics, Inc.
	Expiration September 2017, Exercise Price $55	85,820
100	Electronics Arts, Inc.
	Expiration September 2017, Exercise Price $105	48,000
300	Facebook, Inc.
	Expiration September 2017, Exercise Price $140	76,500
220	Health Equity, Inc.
	Expiration July 2017, Exercise Price $45	4,950
100	iShares PHLX Semiconductor ETF
	Expiration October 2017, Exercise Price $140	82,000
400	iShares Russell 2000 ETF
	Expiration September 2017, Exercise Price $134	65,200
100	Nvidia Corp.
	Expiration August 2017, Exercise Price $150	130,000
550	PowerShare QQQ Trust Series 1
	Expiration September 2017, Exercise Price $135	171,600
200	SPDR S&P 500 ETF
	Expiration September 2017, Exercise Price $235	53,000

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017

Contracts		Fair Value
	SCHEDULE OF PUT OPTIONS PURCHASED - 2.3% ** (Continued)
350	Ultra Clean Holdings, Inc.
	Expiration September 2017, Exercise Price $20	$93,625
75	Universal Display Corp.
	Expiration September 2017, Exercise Price $115	93,000
80	Weibo Corp.
	Expiration October 2017, Exercise Price $70	76,000
	TOTAL PUT OPTIONS PURCHASED (Cost $1,342,895)	1,193,515

Shares
	SHORT TERM INVESTMENT - 31.0%
16,407,352	MUFG Institutional Trust Deposit Account, 0.45% ***^ (Cost $16,407,352)	16,407,352

	TOTAL INVESTMENTS (Cost $50,728,469) (b) - 107.6%	$56,921,433
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $7,950) (b) - (0.0) %	(5,940)
	TOTAL SECURITIES SOLD SHORT (Proceeds $4,561,692) (b) - (8.7)%	(4,578,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	561,088
	NET ASSETS - 100.0%	$52,897,831

Contracts
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % **
30	Skyworks Solutions, Inc.
	Expiration July 2017, Exercise Price $100	$5,940
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $7,950)	$5,940

Shares
	SECURITIES SOLD SHORT - (8.7) % *
	COMMON STOCK - (2.1) %
	HARDWARE - (1.9) %
4,000	F5 Network, Inc.	508,240
17,000	Yelp, Inc.	510,340
		1,018,580
	RETAIL - (0.2) %
5,000	GameStop Corp.	108,050

	TOTAL COMMON STOCK (Proceeds $1,118,674)	1,126,630

	EXCHANGE TRADED FUNDS - (6.6) %
	EQUITY FUNDS - (6.6) %
7,700	iShares Russell 2000 ETF	1,085,084
11,400	PowerShares QQQ Trust Series 1	1,569,096
3,300	SPDR S&P500 ETF Trust	797,940
	TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,443,018)	3,452,120

	TOTAL SECURITIES SOLD SHORT (Proceeds $4,561,692)	4,578,750

LP - Limited Partnership

PLC - Public Limited Company

ETF - Exchange Traded Fund

LLC - Limited Liability Company.

*	Non-Income producing security.

**	Each Option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

***	Money market fund seven-day effective yield on June 30, 2017.

^	All or a portion of the security held as collateral for call options written as of June 30, 2017. Total collateral for call option written is $18,030,945.

(a)	Subject to call options written.

(b)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including call options written and short sales is $46,509,702 and differs from Fair value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,251,896
Unrealized Depreciation:	(424,855)
Net Unrealized Appreciation:	$5,827,041

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

ASSETS
Investment securities:
At cost	$50,728,469
At value	$56,921,433
Receivable for securities sold	3,502,987
Receivable for fund shares sold	9,500
Dividends and interest receivable	12,189
Prepaid expenses	10,555
TOTAL ASSETS	60,456,664

LIABILITIES
Securities sold short, at value (Proceeds $4,561,692)	4,578,750
Written options, at value (Premiums received $7,950)	5,940
Payable for investments purchased	2,135,760
Due to broker	638,676
Payable for fund shares repurchased	111,800
Investment advisory fees payable	54,332
Payable to related parties	9,874
Distribution (12b-1) fees payable	6,748
Accrued expenses and other liabilities	16,953
TOTAL LIABILITIES	7,558,833
NET ASSETS	$52,897,831

Composition of Net Assets:
Paid in capital	$49,848,794
Accumulated net investment loss	(367,253)
Accumulated net realized loss from investments, written options and securities sold short	(2,744,231)
Net unrealized appreciation on investments and written options	6,160,521
NET ASSETS	$52,897,831

Net Asset Value Per Share:
Class A Shares:
Net Assets	$32,724,129
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,989,304
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$16.45
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$17.45
Class I Shares:
Net Assets	$20,173,702
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,220,899
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.52

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2017

INVESTMENT INCOME
Dividend Income	$121,242
Interest	21,559
TOTAL INVESTMENT INCOME	142,801

EXPENSES
Advisory fees	316,071
Distribution (12b-1) fees:
Class A	38,987
Administrative services fees	27,392
Accounting services fees	19,446
Interest expense	14,377
Transfer agent fees	13,583
Compliance officer fees	13,278
Registration fees	12,308
Dividend expense on securities sold short	11,946
Trustees fees and expenses	9,975
Audit fees	7,974
Printing and postage expenses	7,775
Non 12b-1 shareholder servicing fees	6,842
Legal fees	5,299
Custodian fees	3,661
Insurance expense	1,140
TOTAL EXPENSES	510,054

NET INVESTMENT LOSS	(367,253)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	1,278,422
Options written	315,768
Securities sold short	(378,583)
Net realized gain	1,215,607
Net change in unrealized appreciation (depreciation) on:
Investments	3,665,084
Options written	(45,212)
Securities sold short	(17,058)
Net change in unrealized appreciation on investments	3,602,814

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,818,421

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,451,168

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year Ended
	June 30, 2017	December 31, 2016
	(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(367,253)	$(705,800)
Net realized gain (loss) on investments, options written and securities sold short	1,215,607	(3,097,837)
Net change in unrealized appreciation on investments, options written and securities sold short	3,602,814	1,405,241
Net increase (decrease) in net assets resulting from operations	4,451,168	(2,398,396)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,599,868	6,693,938
Class I	1,800,953	3,122,687
Redemption fee proceeds:
Class A	—	375
Class I	232	215
Payments for shares redeemed:
Class A	(2,480,603)	(4,624,732)
Class I	(2,508,679)	(5,071,744)
Net increase from shares of beneficial interest transactions	411,771	120,739

NET INCREASE (DECREASE) IN NET ASSETS	4,862,939	(2,277,657)

NET ASSETS
Beginning of Period	48,034,892	50,312,549
End of Period *	$52,897,831	$48,034,892
*Includes accumulated net investment loss of:	$(367,253)	$—

SHARE ACTIVITY
Class A:
Shares Sold	225,881	436,019
Shares Redeemed	(154,401)	(301,515)
Net increase in shares of beneficial interest outstanding	71,480	134,504

Class I:
Shares Sold	110,224	204,754
Shares Redeemed	(155,599)	(329,280)
Net decrease in shares of beneficial interest outstanding	(45,375)	(124,526)

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Class A
	For the Period Ended		For Year Ended	For the Period Ended
	June 30, 2017 (Unaudited)		December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$15.07		$15.85	$15.00
Increase (decrease) from investment operations:
Net investment loss (2)	(0.12)		(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	1.50		(0.54)	1.17
Total from investment operations	1.38		(0.78)	0.85
Redemption fees collected (2)	0.00		0.00 (3)	0.00	(3)
Net asset value, end of period	$16.45		$15.07	$15.85
Total return (4)	9.16	% (5)	(4.92)%	5.67	% (5)
Net assets, at end of period (000s)	$32,724		$28,895	$28,257
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6)	2.10	% (7)	2.13%	2.41	% (7)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6)	2.01	% (7)	2.01%	2.18	% (7)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	2.10	% (7)	2.13%	2.41	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	2.01	% (7)	2.01%	2.18	% (7)
Ratio of net investment loss to average net assets (6)	(1.53)	% (7)	(1.54)%	(2.09)	% (7)
Portfolio Turnover Rate	117	% (5)	481%	652	% (5)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Class I
	For the Period Ended		For Year Ended	For the Period Ended
	June 30, 2017 (Unaudited)		December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$15.12		$15.86	$15.00
Increase (decrease) from investment operations:
Net investment loss (2)	(0.10)		(0.20)	(0.33)
Net realized and unrealized gain (loss) on investments	1.50		(0.54)	1.19
Total from investment operations	1.40		(0.74)	0.86
Redemption fees collected (2)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$16.52		$15.12	$15.86
Total return (4)	9.26	% (5)	(4.67)%	5.73	% (5)
Net assets, at end of period (000s)	$20,174		$19,140	$22,056
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6)	1.85	% (7)	1.88%	2.16	% (7)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6)	1.76	% (7)	1.76%	1.93	% (7)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	1.85	% (7)	1.88%	2.16	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	1.76	% (7)	1.76%	1.93	% (7)
Ratio of net investment loss to average net assets (6)	(1.29	)% (7)	(1.29)%	(2.12	)% (7)
Portfolio Turnover Rate	117	% (5)	481%	652	% (5)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2017

1.	ORGANIZATION

The ACM Dynamic Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 20, 2015. The Fund seeks long-term capital appreciation with a short-term focus on capital preservation.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$39,320,566	$—	$—	$39,320,566
Put Options Purchased	882,190	311,325	—	1,193,515
Short-Term Investment	—	16,407,352	—	16,407,352
Total Investments	$40,202,756	$16,718,677	$—	$56,921,433

Liabilities *
Call Options Written	$5,940		$—	$5,940
Securities Sold Short
Common Stock	1,126,630	—	—	1,126,630
Exchange Traded Funds	3,452,120	—	—	3,452,120
Total Liabilities	$4,584,690	$—	$—	$4,584,690

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period ended June 30, 2017.

There were no transfers into or out of any Level during the current year. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of option contracts written and the premiums received by the Fund for the period ended June 30, 2017, were as follows:

Put Options Written	Contracts	Received
Options outstanding December 31, 2016	—	$—
Options written	1,645	165,152
Options closed	(1,040)	(129,040)
Options expired	(605)	(36,112)
Options outstanding June 30, 2017	—	$—

Call Options Written	Contracts	Received
Options outstanding December 31, 2016	240	$85,907
Options written	6,674	1,661,999
Options closed	(6,161)	(1,527,940)
Options expired	(520)	(161,995)
Options excercised	(203)	(50,021)
Options outstanding June 30, 2017	30	$7,950

The notional value of the derivative instruments outstanding as of June 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivative Investment		Location of Derivatives on	Fair Value of
Type	Primary Risk Exposure	Statement of Assets and Liabilities	Asset Derivatives
Put options purchased	Equity Risk	Investment securities, at value	$1,193,515
Written options	Equity Risk	Written Options, at value	(5,940)

Total			$1,187,575

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2017:

Derivative Investment Type	Location of Gain/Loss on Derivative
Options purchased	Net realized loss from investments
Written options	Net realized gain from options written
Options purchased	Net change in unrealized depreciation on investments
Written options	Net change in unrealized appreciation on options written

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2017:

Realized gain (loss) on derivatives recognized in the Statement of Operations

		Total for the
		Priod Ended
Derivative Investment Type	Equity Risk	June 30, 2017
Options purchased	$(477,142)	$(477,142)
Written options	$315,768	$315,768
Total	$(161,374)	$(161,374)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Priod Ended
Derivative Investment Type	Equity Risk	June 30, 2017
Options purchased	$(137,530)	$(137,530)
Written options	$(45,212)	$(45,212)
Total	$(182,742)	$(182,742)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2017.

Assets/Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets/Liabilities		Gross Amounts Offset in the Statement of Assets &	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Received	Net Amount
Options Purchased	$1,193,515	(1)	$—	$—	$1,193,515		$—	$1,193,515
Options Written	(5,940	) (1)	—	5,940	(5,940	) (2)	—	—
Total	$1,187,575		$—	$5,940	$1,187,575		$—	$1,193,515

(1)	Purchase and written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended December 31, 2015, or expected to be taken in the Fund’s December 31, 2016 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $43,241,147 and $44,968,139, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Capital Management, LLC (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.25%. Pursuant to the advisory agreement, the Fund accrued $316,071 in advisory fees for the period ended June 30, 2017.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least April 30, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 2.40% and 2.15% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of June 30, 2017 there were no previously waived fees subject to recoupment by the Advisor.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the period ended June 30, 2017, the Distributor received $846 in underwriting commissions for Class A, of which $108 was retained by the principal underwriter.

The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% per year of the average daily net assets of the Class A shares to the Distributor to be used to pay for distribution and shareholder servicing activities. For the period ended June 30, 2017, pursuant to the Plan, Class A shares incurred costs of $38,987.

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”)

BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. Please refer to the Statement of Changes for the collected redemption fees.

6.	UNDERLYING INVESTMENT

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the MUFG Institutional Trust Deposit Account. The Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of this security. As of June 30, 2017, the percentage of the Fund’s net assets invested in the MUFG Institutional Trust Deposit Account was 31.0%.

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

There were no distributions paid for the year ended December 31, 2016 and the period ended December 31, 2015.

As of December 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(208,307)	$(3,202,693)	$(197,963)	$2,206,832	$(1,402,131)

ACM Dynamic Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2017

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of $208,307.

At December 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$3,202,693	$—	$3,202,693

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, and adjustments for capitalization in lieu of short dividend payments resulted in reclassification for the year ended December 31, 2016 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(691,054)	$705,800	$(14,746)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, Charles Schwab held 66.1% of the voting securities for the sole benefit of customers and may be deemed to control the Fund.

9.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

ACM Dynamic Opportunity Fund
(Unaudited)
June 30, 2017

Renewal of Advisory Agreement – ACM Dynamic Opportunity Fund

In connection with a meeting held on November29th and 30th, 2016, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Ascendant Capital Management LLC (“ACM”) and the Trust, with respect to the ACM Dynamic Opportunity Fund the “Fund”). In considering the renewal of the Advisory Agreement, the Boardreceived materials specifically relating to ACMand the Advisory Agreement.

Nature, Quality and Extent of Services.

The Board noted that ACM was an investment adviser established in 2014 and that it provided investment management services exclusively for the Fund. The Board reviewed the credentials of the individuals responsible for management of the Fund, noting the team’s strong collective experience with portfolio management, research and compliance. The Board reviewed ACM’s investment process, which included fundamental and technical analysis on equities and the use of proprietary risk models based on price and volume activity to select investments and determine position sizes for the portfolio. The Board noted that ACM used a rules-based risk overlay strategy to protect capital when it believed a prolonged market downturn may occur. The Board reviewed ACM’s compliance monitoring program, which included a daily review process, as well as the use of outside consultants to develop and implement further compliance reporting methods. The Board noted ACM’s use of an electronic trading service to execute the Fund’s trades and a third party service provider to prepare quarterly trade data. The Board affirmed that there were no material compliance or litigation issues since the advisory agreement was originally approved.

The Board remarked that ACM’s fundamental research process was labor intensive. The Board noted that the risk overlay strategy added another layer of complexity to the investment process. The Board concluded that the adviser should continue to provide quality service to the Fund and its shareholders.

Performance.

The Board noted that over the one-year period, the Fund had underperformed the adviser-selected peer group and the S&P 500 Index, but the Fund’s performance aligned well with the Morningstar Long/Short Equity category, and outperformed the adviser-selected index, the HFRX Equity Hedge. The Board further noted that during the since-inception period, the Fund had outperformed all its benchmarks but the S&P 500 Index. The Board noted that ACM believes the S&P 500 Index was not a good comparison due to the hedging aspects of the Fund’s strategy. The Board agreed that it remained confident in ACM, and considered that the recent negative performance was due largely to the market’s steep decline and the rapid turnaround after Great Britain’s exit from the European Union. The Board concluded that performance was reasonable.

ACM Dynamic Opportunity Fund
(Unaudited) (Continued)
June 30, 2017

Fees and Expenses.

The Board observed that ACM charged an annual advisory fee of 1.25%, which was lower than its peer group and Morningstar category averages. The Board also observed that the Fund’s net expense ratio of 2.40% was lower than its peer group average, but higher than the Morningstar category average. The Board noted that in both comparisons, the Fund’s net expense ratio fell well within the range presented. The Board concluded that the advisory fee was not unreasonable.

Economies of Scale.

The Board discussed the size of the Fund and its prospects for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. The Board discussed ACM’s concerns that, as the Fund grows, ACM will likely incur additional costs related to additional personnel needed to service the Fund. However, the representatives from ACM agreed that, as the Fund grows and ACM achieves economies of scale, ACM would be willing to discuss the implementation of breakpoints at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability.

The Board reviewed the profitability analysis in connection with ACM’s advisory relationship with the Fund. The Board noted that ACM had realized a reasonable profit in terms of percentage of revenue. After discussion, the Board concluded that the level of profit realized by ACM in a connection with its relationship with the Fund was not excessive.

Conclusion.

Having requested and received such information from ACM as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that the renewal of the Advisory Agreement was in the best interests of the shareholders of the Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance resultsof the Fund.

ACM Dynamic Opportunity Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the ACM Dynamic Opportunity Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the ACM Dynamic Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2017 and ending June 30, 2017.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the ACM Dynamic Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense Ratio	Account Value	Value	Period
Expenses		1/1/17	6/30/2017	1/1/17 – 6/30/17
Class A	2.11%	$1,000.00	$1,091.60	$10.94
Class I	1.86%	$1,000.00	$1,092.60	$9.65

	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical	Expense Ratio	Account Value	Value	Period *
(5% return before expenses)		1/1/17	6/30/2017	1/1/17 – 6/30/17
Class A	2.11%	$1,000.00	$1,014.33	$10.54
Class I	1.86%	$1,000.00	$1,015.57	$9.30

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

25

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

26

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3833.

INVESTMENT ADVISOR
Ascendant Capital Management, LLC
10866 Wilshire Blvd., Suite 1600
Los Angeles, CA 90024

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/7/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/7/17